Pension And Other Postretirement Employee Benefits (OPEB) Plans (Schedule Of Expected Long-Term Rate Of Return On Assets Assumptions) (Details)		12 Months Ended
		Dec. 31, 2014
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return	[1]	5.94%
Pension Plan [Member] | International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return		7.50%
Pension Plan [Member] | US Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return		6.80%
Pension Plan [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return		6.10%
Pension Plan [Member] | Credit Strategies [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return		4.74%
Pension Plan [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return		4.40%
Pension Plan [Member] | Oncor Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return		3.95%
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return		6.65%
OPEB [Member] | 401(h) Accounts [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return		6.96%
OPEB [Member] | Life Insurance VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return		6.45%
OPEB [Member] | Union VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return		6.45%
OPEB [Member] | Non-union VEBA [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average expected long-term rate of return		2.90%

[1]	The 2015 expected long-term rate of return for the nonregulated portion of the Oncor Retirement Plan is 3.95%.